Financial Instruments and Fair Value Disclosures (Details)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) Derivative	Sep. 30, 2017 USD ($) Derivative	Sep. 30, 2018 USD ($) Derivative
Derivative financial instruments [Abstract]
Gain on derivative financial instruments | $	$ 0	$ 475,530	$ 0
Number of open derivative instruments | Derivative	0	0	0